Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 5,843	$ 12,727
Short-term investments	124,026	19,676
Prepaid expenses	1,311	532
Deferred offering costs		366
Other current assets	321	152
Total current assets	131,501	33,453
Property and equipment, net	8,447	4,091
Long-term investments		249
Restricted cash	108	108
Other assets	127	632
Total assets	140,183	38,533
Current liabilities:
Accounts payable	3,174	2,666
Accrued expenses	4,173	1,315
Deferred rent, current	83	13
Capital lease obligations, current	232	42
Total current liabilities	7,662	4,036
Deferred rent	444	526
Capital lease obligations	404	58
Total liabilities	8,510	4,620
Commitments and contingencies (Note 6)
Convertible preferred stock		105,615
Stockholders’ equity (deficit):
Common stock, $0.0001 par value, 450,000,000 and 32,000,000 shares authorized as of December 31, 2020 and 2019, respectively; 35,121,360 and 7,360,738 shares issued and outstanding as of December 31, 2020 and 2019, respectively	4	1
Additional paid-in capital	271,000	1,078
Accumulated other comprehensive income	27	13
Accumulated deficit	(139,358)	(72,794)
Total stockholders’ equity (deficit)	131,673	(71,702)
Total liabilities, convertible preferred stock and stockholders’ equity (deficit)	$ 140,183	38,533
Series A Convertible Preferred Stock
Current liabilities:
Convertible preferred stock		32,826
Series B Convertible Preferred Stock
Current liabilities:
Convertible preferred stock		30,921
Series C Convertible Preferred Stock
Current liabilities:
Convertible preferred stock		$ 41,868